Repurchase of shares (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥)	Feb. 29, 2020 USD ($)
Repurchase of shares
Share repurchase program, authorized amount | $			$ 10,000,000
Shares repurchased | shares	539,142
Total cost	$ 741,554	¥ 5.1